Goodwill and Other Intangible Assets - Schedule of Finite-Lived Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity
2024	$ 289
2025	254
2026	254
2027	254
2028	254
Thereafter	42
Finite-lived intangible assets, net	$ 1,347